PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 95.6% of Net Assets
	Aerospace & Defense – 1.0%
14,400	General Dynamics Corp.	$1,993,392

	Auto Components – 1.6%
36,600	Aptiv PLC	3,355,488

	Automobiles – 2.1%
147,600	General Motors Co.	4,367,484

	Banks – 7.2%
265,000	Bank of America Corp.	6,383,850
130,900	Citigroup, Inc.	5,643,099
118,245	Wells Fargo & Co.	2,779,940

		14,806,889

	Beverages – 4.2%
30,300	Constellation Brands, Inc., Class A	5,742,153
104,404	Keurig Dr Pepper, Inc.	2,881,550

		8,623,703

	Biotechnology – 0.8%
3,040	Regeneron Pharmaceuticals, Inc.(a)	1,701,731

	Capital Markets – 11.8%
102,000	Bank of New York Mellon Corp. (The)	3,502,680
141,800	Charles Schwab Corp. (The)	5,137,414
19,865	Goldman Sachs Group, Inc. (The)	3,992,269
13,695	Moody’s Corp.	3,969,496
8,605	S&P Global, Inc.	3,102,963
77,800	State Street Corp.	4,615,874

		24,320,696

	Consumer Finance – 8.0%
264,100	Ally Financial, Inc.	6,620,987
36,044	American Express Co.	3,613,411
89,305	Capital One Financial Corp.	6,417,457

		16,651,855

	Electronic Equipment, Instruments & Components – 1.7%
35,900	TE Connectivity Ltd.	3,508,866

	Entertainment – 3.5%
14,695	Netflix, Inc.(a)	7,347,941

	Health Care Providers & Services – 5.8%
61,385	CVS Health Corp.	3,584,884
30,207	HCA Healthcare, Inc.	3,766,209
11,280	Humana, Inc.	4,668,679

		12,019,772

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 3.5%
46,145	Hilton Worldwide Holdings, Inc.	$3,937,091
156,400	MGM Resorts International	3,401,700

		7,338,791

	Industrial Conglomerates – 1.4%
457,800	General Electric Co.	2,852,094

	Insurance – 3.7%
142,995	American International Group, Inc.	3,936,652
38,420	Reinsurance Group of America, Inc.	3,657,200

		7,593,852

	Interactive Media & Services – 7.4%
5,280	Alphabet, Inc., Class A(a)	7,738,368
28,695	Facebook, Inc., Class A(a)	7,515,221

		15,253,589

	Internet & Direct Marketing Retail – 5.3%
3,195	Booking Holdings, Inc.(a)	5,465,623
76,911	eBay, Inc.	4,007,063
199,200	Qurate Retail, Inc., Class A	1,430,256

		10,902,942

	IT Services – 7.8%
21,520	Automatic Data Processing, Inc.	3,001,825
164,300	DXC Technology Co.	2,932,755
29,665	Gartner, Inc.(a)	3,706,642
9,750	MasterCard, Inc., Class A	3,297,157
15,805	Visa, Inc., Class A	3,160,526

		16,098,905

	Machinery – 6.7%
28,281	Caterpillar, Inc.	4,218,111
21,860	Cummins, Inc.	4,615,958
25,155	Parker-Hannifin Corp.	5,089,863

		13,923,932

	Media – 5.4%
7,660	Charter Communications, Inc., Class A(a)	4,782,444
138,100	Comcast Corp., Class A	6,388,506

		11,170,950

	Oil, Gas & Consumable Fuels – 3.3%
229,998	Apache Corp.	2,178,081
23,000	Concho Resources, Inc.	1,014,760
24,130	Diamondback Energy, Inc.	726,796
82,324	EOG Resources, Inc.	2,958,724

		6,878,361

	Real Estate Management & Development – 0.8%
33,493	CBRE Group, Inc., Class A(a)	1,573,166

Shares	Description	Value (†)
Common Stocks – continued
	Software – 1.6%
15,398	Workday, Inc., Class A(a)	$3,312,572

	Wireless Telecommunication Services – 1.0%
17,500	T-Mobile US, Inc.(a)	2,001,300

	Total Common Stocks (Identified Cost $185,257,473)	197,598,271

Preferred Stocks – 0.1%
	Internet & Direct Marketing Retail – 0.1%
1,723	Qurate Retail, Inc., 8.000% (Identified Cost $448,210)	169,715

Principal Amount
Short-Term Investments – 4.9%
$10,034,582	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $10,034,582 on 10/01/2020 collateralized by $9,833,200 U.S. Treasury Note, 1.125% due 2/28/2025 valued at $10,235,312 including accrued interest(b) (Identified Cost $10,034,582)	10,034,582

	Total Investments – 100.6% (Identified Cost $195,740,265)	207,802,568
	Other assets less liabilities – (0.6)%	(1,175,289)

	Net Assets – 100.0%	$206,627,279

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$197,598,271	$—	$—	$197,598,271
Preferred Stocks*	169,715			169,715
Short-Term Investments	—	10,034,582	—	10,034,582

Total	$197,767,986	$10,034,582	$—	$207,802,568

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2020 (Unaudited)

Capital Markets	11.8%
Consumer Finance	8.0
IT Services	7.8
Interactive Media & Services	7.4
Banks	7.2
Machinery	6.7
Health Care Providers & Services	5.8
Media	5.4
Internet & Direct Marketing Retail	5.4
Beverages	4.2
Insurance	3.7
Entertainment	3.5
Hotels, Restaurants & Leisure	3.5
Oil, Gas & Consumable Fuels	3.3
Automobiles	2.1
Other Investments, less than 2% each	9.9
Short-Term Investments	4.9

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%